SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.1%
Aerospace/Defense — 1.0%
Airbus SE	126,461	$ 16,941,510
Apparel — 1.2%
Deckers Outdoor Corp.†	43,049	19,352,678
Auto Manufacturers — 1.4%
Tesla, Inc.†	112,718	23,384,476
Auto Parts & Equipment — 0.8%
Mobileye Global, Inc., Class A†	307,065	13,286,703
Beverages — 1.8%
Celsius Holdings, Inc.†	137,405	12,770,421
Monster Beverage Corp.†	323,446	17,469,318
		30,239,739
Biotechnology — 0.8%
United Therapeutics Corp.†	60,785	13,613,409
Building Materials — 2.7%
Builders FirstSource, Inc.†	189,606	16,833,221
Johnson Controls International PLC	471,969	28,421,973
		45,255,194
Chemicals — 1.6%
Albemarle Corp.	122,671	27,115,198
Commercial Services — 2.4%
Block, Inc.†	371,725	25,518,922
CoStar Group, Inc.†	214,385	14,760,407
		40,279,329
Diversified Financial Services — 3.9%
Mastercard, Inc., Class A	69,260	25,169,777
Tradeweb Markets, Inc., Class A	494,714	39,092,300
		64,262,077
Electrical Components & Equipment — 0.9%
Universal Display Corp.	100,307	15,560,625
Electronics — 2.9%
Agilent Technologies, Inc.	227,335	31,449,524
Flex, Ltd.†	753,525	17,338,610
		48,788,134
Energy-Alternate Sources — 2.6%
First Solar, Inc.†	98,848	21,499,440
SolarEdge Technologies, Inc.†	70,319	21,373,460
		42,872,900
Engineering & Construction — 0.8%
Fluor Corp.†	445,685	13,776,123
Entertainment — 1.1%
DraftKings, Inc., Class A†	894,965	17,326,522
Food — 0.9%
Lamb Weston Holdings, Inc.	139,897	14,622,034
Food Service — 1.1%
Aramark	491,064	17,580,091
Healthcare-Products — 9.4%
Exact Sciences Corp.†	357,049	24,211,493
Hologic, Inc.†	198,920	16,052,844
Inspire Medical Systems, Inc.†	92,107	21,559,485
Insulet Corp.†	117,181	37,376,052
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Intuitive Surgical, Inc.†	140,071	$ 35,783,938
Shockwave Medical, Inc.†	92,442	20,044,199
		155,028,011
Healthcare-Services — 1.7%
Humana, Inc.	57,945	28,129,980
Internet — 23.2%
Alphabet, Inc., Class A†	776,784	80,575,804
Amazon.com, Inc.†	1,116,554	115,328,863
Booking Holdings, Inc.†	9,940	26,364,956
Etsy, Inc.†	106,500	11,856,645
Meta Platforms, Inc., Class A†	269,296	57,074,594
Netflix, Inc.†	68,244	23,576,937
Okta, Inc.†	299,248	25,807,148
Spotify Technology SA†	182,145	24,338,215
Uber Technologies, Inc.†	609,922	19,334,527
		384,257,689
Lodging — 1.2%
Las Vegas Sands Corp.†	332,431	19,098,161
Media — 1.6%
Walt Disney Co.†	264,016	26,435,922
Oil & Gas — 0.9%
EOG Resources, Inc.	133,881	15,346,779
Pharmaceuticals — 4.6%
Dexcom, Inc.†	232,946	27,063,666
Eli Lilly & Co.	144,360	49,576,111
		76,639,777
Pipelines — 0.9%
Cheniere Energy, Inc.	89,667	14,131,519
Retail — 2.2%
Ross Stores, Inc.	164,333	17,440,661
Ulta Beauty, Inc.†	35,492	19,366,920
		36,807,581
Semiconductors — 5.2%
NVIDIA Corp.	312,577	86,824,513
Software — 12.8%
DocuSign, Inc.†	465,633	27,146,404
Magic Leap, Inc., Class A†(1)(2)	186	2,143
Paycom Software, Inc.†	102,794	31,250,404
Salesforce, Inc.†	232,181	46,385,120
Veeva Systems, Inc., Class A†	202,993	37,308,084
Workday, Inc., Class A†	274,524	56,700,187
ZoomInfo Technologies, Inc.†	522,854	12,919,722
		211,712,064
Telecommunications — 3.5%
Arista Networks, Inc.†	345,961	58,073,013
Total Common Stocks (cost $1,657,490,685)		1,576,741,751
CONVERTIBLE PREFERRED STOCKS — 0.0%
Advertising — 0.0%
Zeenk, Inc., Series B†(1)(2) (cost $1,384,662)	126,818	0

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 5.7%
iShares Russell 1000 Growth ETF	335,341	$ 81,933,867
Vanguard Mega Cap Growth ETF	62,916	12,866,951
Total Unaffiliated Investment Companies (cost $90,787,261)		94,800,818
WARRANTS — 0.0%
Advertising — 0.0%
Zeenk, Inc. Expires 06/18/2028†(1)(2) (cost $0)	299,087	0
Total Long-Term Investment Securities (cost $1,749,662,608)		1,671,542,569
REPURCHASE AGREEMENTS — 2.0%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$7,110,000	7,110,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	6,995,000	6,995,000
BNP Paribas SA Joint Repurchase Agreement(3)	6,995,000	6,995,000
Security Description	Shares or Principal Amount	Value

Deutsche Bank AG Joint Repurchase Agreement(3)	$6,155,000	$ 6,155,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	6,155,000	6,155,000
Total Repurchase Agreements (cost $33,410,000)		33,410,000
TOTAL INVESTMENTS (cost $1,783,072,608)	102.8%	1,704,952,569
Other assets less liabilities	(2.8)	(47,009,008)
NET ASSETS	100.0%	$1,657,943,561
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magic Leap, Inc., Class A	12/28/2015	186	$2,157,962	$2,143	$11.52	0.0%
Convertible Preferred Stocks
Zeenk, Inc., Series B	03/16/2015	126,818	1,384,662	0	0.00	0.0
Warrants
Zeenk, Inc. Expires 06/18/2028	12/14/2021	299,087	0	0	0.00	0.0
				$2,143		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	See Note 3 for details of Joint Repurchase Agreements.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$—	$16,941,510	$—	$16,941,510
Software	211,709,921	—	2,143	211,712,064
Other Industries	1,348,088,177	—	—	1,348,088,177
Convertible Preferred Stocks	—	—	0	0
Unaffiliated Investment Companies	94,800,818	—	—	94,800,818
Warrants	—	—	0	0
Repurchase Agreements	—	33,410,000	—	33,410,000
Total Investments at Value	$1,654,598,916	$50,351,510	$2,143	$1,704,952,569
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 19.5%
Agriculture — 0.9%
Philip Morris International, Inc.
5.13%, 11/17/2027 to 02/15/2030	$ 5,130,000	$ 5,215,312
5.38%, 02/15/2033	2,956,000	3,019,822
5.63%, 11/17/2029	1,230,000	1,285,184
5.75%, 11/17/2032	3,080,000	3,232,179
		12,752,497
Banks — 7.0%
Bank of America Corp.
3.19%, 07/23/2030	5,015,000	4,457,180
3.59%, 07/21/2028	2,245,000	2,109,588
3.97%, 02/07/2030	2,645,000	2,472,228
Banque Federative du Credit Mutuel SA
1.60%, 10/04/2026*	11,525,000	10,112,638
BNP Paribas SA
2.82%, 11/19/2025*	1,905,000	1,810,134
Credit Agricole SA
3.75%, 04/24/2023*	1,175,000	1,173,580
Credit Suisse AG
7.50%, 02/15/2028	7,616,000	8,072,960
Danske Bank A/S
1.55%, 09/10/2027*	10,225,000	8,991,434
3.88%, 09/12/2023*	1,350,000	1,338,499
DNB Bank ASA
1.54%, 05/25/2027*	3,860,000	3,429,602
Goldman Sachs Group, Inc.
3.27%, 09/29/2025	2,075,000	2,013,012
5.70%, 11/01/2024	6,580,000	6,626,623
HSBC Holdings PLC
7.39%, 11/03/2028	614,000	653,501
JPMorgan Chase & Co.
3.85%, 06/14/2025	8,930,000	8,756,329
KBC Group NV
5.80%, 01/19/2029*	600,000	603,652
Morgan Stanley
1.93%, 04/28/2032	1,505,000	1,183,990
3.88%, 04/29/2024	6,125,000	6,049,020
6.34%, 10/18/2033	5,133,000	5,606,212
National Securities Clearing Corp.
0.75%, 12/07/2025*	8,905,000	8,072,446
5.10%, 11/21/2027*	5,155,000	5,181,028
Standard Chartered PLC
0.99%, 01/12/2025*	3,310,000	3,180,092
US Bancorp
7.50%, 06/01/2026	400,000	424,274
Wells Fargo & Co.
3.00%, 10/23/2026	1,780,000	1,665,160
4.90%, 07/25/2033	2,845,000	2,777,065
		96,760,247
Cosmetics/Personal Care — 0.4%
Kenvue, Inc.
5.00%, 03/22/2030*	3,370,000	3,471,339
5.10%, 03/22/2043*	1,440,000	1,485,775
		4,957,114
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 1.1%
Intercontinental Exchange, Inc.
4.00%, 09/15/2027	$ 2,059,000	$ 2,034,103
4.35%, 06/15/2029	12,685,000	12,512,027
		14,546,130
Electric — 2.2%
Dominion Energy South Carolina, Inc.
5.45%, 02/01/2041	1,195,000	1,220,155
6.05%, 01/15/2038	2,400,000	2,628,153
DTE Electric Co.
5.40%, 04/01/2053	250,000	261,918
Duke Energy Carolinas LLC
4.95%, 01/15/2033	191,000	196,177
5.35%, 01/15/2053	2,911,000	3,026,876
Duke Energy Progress LLC
2.90%, 08/15/2051	3,450,000	2,353,370
Florida Power & Light Co.
5.05%, 04/01/2028	540,000	557,963
5.10%, 04/01/2033	2,070,000	2,144,820
5.30%, 04/01/2053	925,000	983,215
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	490,000	498,478
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/2054	980,000	997,456
5.21%, 12/01/2049	1,185,000	1,214,792
PPL Electric Utilities Corp.
5.25%, 05/15/2053	2,045,000	2,116,095
San Diego Gas & Electric Co.
5.35%, 04/01/2053	3,170,000	3,264,615
SCE Recovery Funding LLC
0.86%, 11/15/2033	1,295,156	1,102,139
1.94%, 05/15/2040	630,000	464,059
2.51%, 11/15/2043	365,000	250,917
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/2036*	3,896,409	3,773,623
Union Electric Co.
5.45%, 03/15/2053	315,000	329,270
Virginia Electric & Power Co.
3.80%, 09/15/2047	3,285,000	2,621,818
		30,005,909
Gas — 1.2%
Brooklyn Union Gas Co.
3.41%, 03/10/2026*	1,170,000	1,108,620
CenterPoint Energy Resources Corp.
5.25%, 03/01/2028	4,795,000	4,915,975
5.40%, 03/01/2033	6,682,000	6,909,479
KeySpan Gas East Corp.
2.74%, 08/15/2026*	3,525,000	3,226,850
Southern California Gas Co.
2.95%, 04/15/2027	815,000	763,292
		16,924,216
Healthcare-Services — 1.2%
Bon Secours Mercy Health, Inc.
2.10%, 06/01/2031	840,000	680,838
3.56%, 08/01/2027	2,700,000	2,544,885
4.30%, 07/01/2028	2,645,000	2,563,116

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Children's Hospital
2.93%, 07/15/2050	$ 1,135,000	$ 752,141
CommonSpirit Health
3.82%, 10/01/2049	4,100,000	3,200,525
Dignity Health
3.81%, 11/01/2024	1,242,000	1,221,155
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	4,525,000	3,585,472
Sutter Health
2.29%, 08/15/2030	950,000	796,652
UnitedHealth Group, Inc.
5.88%, 02/15/2053	740,000	831,755
		16,176,539
Insurance — 2.4%
Allstate Corp.
5.25%, 03/30/2033	1,140,000	1,152,590
Athene Global Funding
2.50%, 03/24/2028*	8,073,000	6,796,255
Brighthouse Financial Global Funding
1.00%, 04/12/2024*	600,000	573,084
1.55%, 05/24/2026*	4,000,000	3,598,621
Five Corners Funding Trust III
5.79%, 02/15/2033*	1,030,000	1,056,807
Five Corners Funding Trust IV
6.00%, 02/15/2053*	1,877,000	1,931,412
Jackson National Life Global Funding
1.75%, 01/12/2025*	3,830,000	3,585,687
Marsh & McLennan Cos., Inc.
5.45%, 03/15/2053	835,000	859,924
Metropolitan Life Global Funding I
3.45%, 12/18/2026*	1,330,000	1,260,062
4.30%, 08/25/2029*	3,275,000	3,182,664
5.15%, 03/28/2033*	3,295,000	3,321,662
New York Life Global Funding
2.90%, 01/17/2024*	4,655,000	4,583,173
Northwestern Mutual Life Insurance Co.
3.63%, 09/30/2059*	294,000	216,148
Pacific LifeCorp
5.40%, 09/15/2052*	1,526,000	1,504,946
		33,623,035
Oil & Gas — 0.8%
BP Capital Markets America, Inc.
4.81%, 02/13/2033	10,795,000	10,960,852
Pharmaceuticals — 0.0%
Eli Lilly & Co.
4.95%, 02/27/2063	465,000	478,437
Pipelines — 0.5%
Greensaif Pipelines Bidco SARL
6.13%, 02/23/2038*	4,050,000	4,166,637
6.51%, 02/23/2042*	3,055,000	3,218,050
		7,384,687
REITS — 0.9%
American Tower Trust I
5.49%, 03/15/2028*	8,530,000	8,609,784
Security Description	Shares or Principal Amount	Value

REITS (continued)
SBA Tower Trust
1.63%, 05/15/2051*	$ 1,555,000	$ 1,361,795
1.88%, 07/15/2050*	810,000	731,776
2.84%, 01/15/2050*	1,030,000	975,693
		11,679,048
Semiconductors — 0.5%
Intel Corp.
5.63%, 02/10/2043	4,010,000	4,109,609
5.70%, 02/10/2053	2,081,000	2,123,858
		6,233,467
Telecommunications — 0.4%
NBN Co., Ltd.
2.50%, 01/08/2032*	6,485,000	5,298,574
2.63%, 05/05/2031*	800,000	670,937
		5,969,511
Total Corporate Bonds & Notes (cost $278,155,737)		268,451,689
ASSET BACKED SECURITIES — 2.1%
Auto Loan Receivables — 0.6%
CFMT LLC
Series 2021-AL1, Class B 1.39%, 09/22/2031*	3,849,347	3,696,894
Enterprise Fleet Financing LLC
Series 2022-3, Class A2 4.38%, 07/20/2029*	1,025,000	1,009,194
Ford Credit Auto Lease Trust
Series 2021-A, Class C 0.78%, 09/15/2025	1,585,000	1,567,936
Ford Credit Auto Owner Trust
Series 2021-1, Class B 1.61%, 10/17/2033*	835,000	748,553
Series 2021-1, Class C 1.91%, 10/17/2033*	725,000	651,150
		7,673,727
Other Asset Backed Securities — 1.5%
Aaset Trust
Series 2019-1, Class A 3.84%, 05/15/2039*	384,205	274,583
Castlelake Aircraft Structured Trust
Series 2019-1A, Class A 3.97%, 04/15/2039*	758,148	673,751
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	1,375,918	1,214,322
FirstKey Homes Trust
Series 2021-SFR3, Class A 2.14%, 12/17/2038*	3,473,067	3,087,140
Home Partners of America Trust
Series 2021-2, Class B 2.30%, 12/17/2026*	3,587,356	3,195,608
Horizon Aircraft Finance II, Ltd.
Series 2019-1, Class A 3.72%, 07/15/2039*	367,148	316,353
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A 3.43%, 11/15/2039*	720,735	583,790
MACH 1, Ltd.
Series 2019-1, Class A 3.47%, 10/15/2039*	378,689	317,875

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
MMAF Equipment Finance LLC
Series 2019-B, Class A5 2.29%, 11/12/2041*	$ 2,960,000	$ 2,758,292
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	3,985,000	3,436,251
SCF Equipment Leasing LLC
Series 2021-1A, Class A3 0.83%, 08/21/2028*	5,020,337	4,830,454
SoFi Consumer Loan Program Trust
Series 2021-1, Class A 0.49%, 09/25/2030*	297,974	291,586
STARR II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*	413,127	365,283
		21,345,288
Total Asset Backed Securities (cost $31,664,009)		29,019,015
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9%
Commercial and Residential — 2.7%
Angel Oak Mtg. Trust I LLC VRS
Series 2019-6, Class A1 2.62%, 11/25/2059*(1)	155,480	149,648
Series 2019-4, Class A1 2.99%, 07/26/2049*(1)	15,668	15,588
BFLD Trust FRS
Series 2020-OBRK, Class A 6.99%, (TSFR1M+2.16%), 11/15/2028*	2,140,000	2,120,092
BX Commercial Mtg. Trust FRS
Series 2021-VOLT, Class A 5.38%, (1 ML+0.70%), 09/15/2036*	4,455,000	4,283,222
BX Trust FRS
Series 2021-LGCY, Class A 5.19%, (1 ML+0.51%), 10/15/2036*	9,100,000	8,670,509
Series 2021-ARIA, Class B 5.98%, (1 ML+1.30%), 10/15/2036*	3,975,000	3,735,790
BXHPP Trust FRS
Series 2021-FILM, Class A 5.33%, (1 ML+0.65%), 08/15/2036*	4,335,000	4,064,557
Flagstar Mtg. Trust VRS
Series 2021-9INV, Class A2 2.00%, 09/25/2041*(1)	1,791,140	1,525,459
Series 2018-3INV, Class A3 4.00%, 05/25/2048*(1)	840,665	774,542
Life Mtg. Trust FRS
Series 2021-BMR, Class A 5.64%, (TSFR1M+0.81%), 03/15/2038*	879,758	853,540
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	480,814	451,891
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(1)	293,686	283,930
SFAVE Commercial Mtg. Securities Trust VRS
Series 2015-5AVE, Class A2B 4.14%, 01/05/2043*(1)	1,340,000	937,881
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
SREIT Trust FRS
Series 2021-MFP, Class B 5.76%, (1 ML+1.08%), 11/15/2038*	$ 4,550,000	$ 4,333,817
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(1)	691,615	655,841
Series 2018-1, Class A1 3.00%, 01/25/2058*(1)	304,489	295,089
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-INV1, Class A4 2.50%, 08/25/2051*(1)	4,877,220	4,208,129
		37,359,525
U.S. Government Agency — 3.2%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K1522, Class A2 2.36%, 10/25/2036	3,890,000	2,999,867
Series K142, Class A2 2.40%, 03/25/2032	4,000,000	3,485,034
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(1)	1,484,000	1,423,955
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13%, 12/15/2027	972,208	912,247
Series 4142, Class PT 1.25%, 12/15/2027	735,876	691,444
Series 4122, Class AB 1.50%, 10/15/2042	231,058	206,893
Series 5170, Class DP 2.00%, 07/25/2050	4,810,775	4,201,527
Series 4654, Class KA 3.00%, 06/15/2045	2,420,152	2,297,782
Series 4758, Class CA 3.00%, 07/15/2047	1,675,598	1,566,081
Series 3967, Class ZP 4.00%, 09/15/2041	1,877,724	1,823,995
Series 4809, Class CZ 4.00%, 07/15/2048	1,587,535	1,531,945
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50%, 09/25/2060	7,436,667	6,395,647
Series 2019-3, Class MA 3.50%, 10/25/2058	982,234	939,490
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25%, 02/25/2028	594,646	557,064
Series 2012-103, Class HB 1.50%, 09/25/2027	1,974,975	1,865,444
Series 2020-27, Class HC 1.50%, 10/25/2049	3,850,922	3,086,994
Series 2013-36, Class Z 3.00%, 04/25/2043	2,379,733	2,191,000
Series 2014-95, Class ZC 3.00%, 01/25/2045	1,338,043	1,200,641

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2015-7, Class GZ 3.00%, 03/25/2045	$ 3,578,732	$ 3,246,202
Series 2019-6, Class GJ 3.00%, 02/25/2049	344,682	330,391
Series 2013-83, Class NZ 3.50%, 08/25/2043	2,760,317	2,608,590
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 4.99%, (1 ML+0.40%), 10/25/2024	178,370	176,432
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50%, 09/16/2035	1,398	1,413
Series 2005-74, Class HB 7.50%, 09/16/2035	53,353	54,358
Series 2005-74, Class HC 7.50%, 09/16/2035	37,471	38,700
		43,833,136
Total Collateralized Mortgage Obligations (cost $88,403,966)		81,192,661
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 68.7%
U.S. Government — 39.6%
United States Treasury Bonds
1.75%, 08/15/2041	570,000	412,716
1.88%, 02/15/2041	45,000	33,655
2.25%, 02/15/2052	3,327,100	2,481,029
2.50%, 02/15/2045 to 05/15/2046	7,435,000	5,929,069
2.75%, 08/15/2047 to 11/15/2047	6,614,000	5,501,361
2.88%, 08/15/2045 to 05/15/2052	32,405,700	27,710,626
2.88%, 05/15/2049(2)	8,265,000	7,072,386
3.38%, 08/15/2042	61,335,000	57,587,815
3.63%, 02/15/2053	10,749,100	10,671,841
3.88%, 02/15/2043	2,325,000	2,345,707
4.00%, 11/15/2042 to 11/15/2052	25,456,900	26,618,796
United States Treasury Notes
0.38%, 04/15/2024 to 01/31/2026	11,465,000	10,753,247
0.75%, 04/30/2026	2,225,000	2,028,400
1.13%, 10/31/2026	12,000,000	10,944,844
1.25%, 11/30/2026 to 12/31/2026	69,390,000	63,399,751
1.50%, 11/30/2028	2,885,000	2,573,398
1.63%, 10/31/2026 to 05/15/2031	1,405,000	1,303,074
1.88%, 02/28/2027	2,250,000	2,099,443
2.38%, 03/31/2029	3,875,000	3,617,524
2.50%, 04/30/2024 to 05/31/2024	16,335,000	15,972,033
2.63%, 05/31/2027	1,992,000	1,909,986
2.75%, 04/30/2027	120,000	115,655
2.88%, 04/30/2029	1,240,000	1,190,545
3.00%, 07/15/2025	1,140,000	1,115,552
3.13%, 08/31/2027	20,294,000	19,850,069
3.25%, 08/31/2024 to 06/30/2029	51,810,000	51,012,723
3.50%, 01/31/2028 to 02/15/2033	31,930,500	31,975,892
3.88%, 03/31/2025 to 11/30/2029	18,482,200	18,622,503
4.00%, 12/15/2025 to 10/31/2029	58,588,200	59,422,906
4.13%, 01/31/2025 to 11/15/2032	58,027,400	58,911,379
4.25%, 09/30/2024 to 12/31/2024	14,021,000	14,030,710
4.50%, 11/30/2024 to 11/15/2025	28,785,000	28,910,310
4.63%, 02/28/2025	675,000	681,566
		546,806,511
Security Description	Shares or Principal Amount	Value

U.S. Government Agency — 29.1%
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2041 to 04/01/2052	$57,618,755	$ 47,953,267
2.50%, 10/01/2031 to 07/01/2051	29,424,526	25,861,328
3.00%, 11/01/2046 to 10/01/2051	22,233,986	20,317,903
4.00%, 09/01/2026 to 12/01/2040	1,539,351	1,510,435
4.50%, 08/01/2052	6,249,998	6,129,049
5.00%, 08/01/2052 to 01/01/2053	8,099,997	8,091,592
6.00%, 12/01/2039	95,542	97,852
7.50%, 05/01/2027	230	235
Federal National Mtg. Assoc.
1.50%, 11/01/2041	5,272,241	4,325,799
2.00%, 09/01/2031 to 09/01/2051	46,158,388	38,730,949
2.50%, 03/01/2030 to 01/01/2052	51,800,200	45,171,804
3.00%, 05/01/2027 to 10/01/2051	20,262,199	18,433,983
3.01%, 12/01/2024	3,369,191	3,277,180
3.12%, 05/01/2033	2,485,551	2,346,557
3.50%, 04/01/2050 to 07/01/2051	21,527,641	20,176,418
4.00%, 09/01/2026 to 10/01/2052	19,369,765	18,643,014
4.50%, 11/01/2026 to 07/01/2052	7,244,877	7,116,912
5.50%, 03/01/2038 to 10/01/2052	6,016,793	6,121,291
6.50%, 02/01/2038 to 10/01/2039	51,424	54,226
Government National Mtg. Assoc.
2.00%, 01/20/2051 to 11/20/2051	16,899,995	14,404,448
2.50%, 03/20/2051 to 12/20/2052	23,249,997	20,466,337
3.00%, 11/20/2049 to 03/20/2052	17,099,995	15,641,842
3.50%, 01/20/2052 to 07/20/2052	11,799,994	11,060,500
3.50%, April 30 TBA	10,050,000	9,421,482
4.00%, 02/15/2041 to 05/20/2052	7,046,857	6,786,857
4.00%, April 30 TBA	7,025,000	6,763,236
4.50%, 05/15/2040 to 08/20/2052	3,684,718	3,644,095
5.00%, 07/15/2033 to 04/15/2041	890,521	912,191
5.50%, 10/15/2032 to 04/15/2036	516,323	528,042
6.00%, 06/15/2028 to 06/15/2041	2,603,761	2,714,128
6.50%, 10/15/2023 to 05/15/2032	378,002	389,543
7.00%, 11/15/2031 to 11/15/2033	66,492	69,463
8.00%, 10/15/2029 to 03/15/2031	56,755	57,264
Uniform Mtg. Backed Securities
2.00%, April 15 TBA	800,000	721,789
2.50%, April 30 TBA	4,701,000	4,051,674
3.50%, April 15 TBA	1,975,000	1,909,115
4.00%, April 15 TBA	3,450,000	3,395,285
4.50%, April 30 TBA	20,022,000	19,617,472
5.00%, April 30 TBA	5,400,000	5,385,656
		402,300,213
Total U.S. Government & Agency Obligations (cost $978,701,363)		949,106,724
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Airport Authority Hong Kong
4.88%, 01/12/2030 to 01/12/2033*	2,725,000	2,799,617
Kingdom of Saudi Arabia
5.00%, 01/18/2053*	1,800,000	1,672,819
Total Foreign Government Obligations (cost $4,375,444)		4,472,436
MUNICIPAL SECURITIES — 1.8%
Bay Area Toll Authority Revenue Bonds
7.04%, 04/01/2050	70,000	90,736

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	$ 140,000	$ 161,682
Commonwealth of Massachusetts Revenue Bonds
4.11%, 07/15/2031	3,320,000	3,285,697
Dallas Fort Worth International Airport Revenue Bonds
4.09%, 11/01/2051	150,000	129,499
4.51%, 11/01/2051	930,000	859,377
Foothill-Eastern Transportation Corridor Agency Revenue Bonds
3.92%, 01/15/2053	780,000	660,184
Golden State Tobacco Securitization Corp. Revenue Bonds
2.75%, 06/01/2034	100,000	83,416
3.00%, 06/01/2046	445,000	411,652
3.29%, 06/01/2042	200,000	158,878
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	1,910,000	2,119,005
JobsOhio Beverage System Revenue Bonds
4.43%, 01/01/2033	1,870,000	1,870,660
Kansas Development Finance Authority Revenue Bonds
2.77%, 05/01/2051	1,555,000	1,120,852
5.37%, 05/01/2026	560,000	566,785
Metropolitan Transportation Authority Revenue Bonds
6.20%, 11/15/2026	85,000	86,833
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	1,419,000	1,555,222
Oregon School Boards Association General Obligation Bonds
4.76%, 06/30/2028	2,238,764	2,217,421
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	2,845,000	3,042,309
State of Wisconsin Revenue Bonds
5.70%, 05/01/2026	1,740,000	1,780,755
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.10%, 04/01/2035	2,175,000	2,234,274
5.17%, 04/01/2041	1,650,000	1,745,509
Security Description	Shares or Principal Amount	Value

Utility Debt Securitization Authority Revenue Bonds
3.44%, 12/15/2025	$ 715,000	$ 711,097
Total Municipal Securities (cost $26,588,621)		24,891,843
Total Long-Term Investment Securities (cost $1,407,889,140)		1,357,134,368
REPURCHASE AGREEMENTS — 4.4%
Bank of America Securities LLC Joint Repurchase Agreement(3)	12,980,000	12,980,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	12,780,000	12,780,000
BNP Paribas SA Joint Repurchase Agreement(3)	12,780,000	12,780,000
Deutsche Bank AG Joint Repurchase Agreement(3)	11,250,000	11,250,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	11,250,000	11,250,000
Total Repurchase Agreements (cost $61,040,000)		61,040,000
TOTAL INVESTMENTS (cost $1,468,929,140)	102.7%	1,418,174,368
Other assets less liabilities	(2.7)	(36,969,905)
NET ASSETS	100.0%	$1,381,204,463
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Government and Quality Bond Portfolio has no right to demand registration of these securities. At March 31, 2023, the aggregate value of these securities was $182,886,119 representing 13.2% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreements.
1 ML—1 Month USD LIBOR
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
200	Long	U.S. Treasury 2 Year Notes	June 2023	$40,808,953	$41,290,625	$ 481,672
380	Long	U.S. Treasury 5 Year Notes	June 2023	40,681,797	41,612,969	931,172
						$1,412,844
						Unrealized (Depreciation)
107	Long	U.S. Treasury 10 Year Notes	June 2023	$12,384,266	$12,296,641	$ (87,625)
Net Unrealized Appreciation (Depreciation)						$1,325,219
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$268,451,689	$—	$268,451,689
Asset Backed Securities	—	29,019,015	—	29,019,015
Collateralized Mortgage Obligations	—	81,192,661	—	81,192,661
U.S. Government & Agency Obligations	—	949,106,724	—	949,106,724
Foreign Government Obligations	—	4,472,436	—	4,472,436
Municipal Securities	—	24,891,843	—	24,891,843
Repurchase Agreements	—	61,040,000	—	61,040,000
Total Investments at Value	$—	$1,418,174,368	$—	$1,418,174,368
Other Financial Instruments:†
Futures Contracts	$1,412,844	$—	$—	$1,412,844
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$87,625	$—	$—	$87,625
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 63.5%
Aerospace/Defense — 3.1%
Airbus SE	15,779	$ 2,113,854
BAE Systems PLC	100,349	1,216,531
General Dynamics Corp.	5,556	1,267,935
		4,598,320
Apparel — 0.3%
Hermes International	244	494,249
Auto Manufacturers — 1.3%
Ferrari NV	2,936	795,182
Renault SA†	26,475	1,080,941
		1,876,123
Banks — 3.6%
Axis Bank, Ltd. GDR	5,770	299,076
Banco Bradesco SA (Preference Shares)†	241,600	627,780
Commerzbank AG†	76,877	808,760
FinecoBank Banca Fineco SpA	16,150	248,354
HSBC Holdings PLC	278,617	1,896,844
Mitsubishi UFJ Financial Group, Inc.	226,900	1,455,837
		5,336,651
Chemicals — 1.4%
Albemarle Corp.	1,520	335,981
Linde PLC	5,037	1,769,573
		2,105,554
Commercial Services — 1.7%
Allfunds Group PLC	81,956	543,632
Booz Allen Hamilton Holding Corp.	2,340	216,895
Localiza Rent a Car SA	81,817	862,005
S&P Global, Inc.	2,770	955,013
		2,577,545
Computers — 1.3%
Apple, Inc.	12,126	1,999,577
Cosmetics/Personal Care — 2.9%
Estee Lauder Cos., Inc., Class A	5,764	1,420,596
Proya Cosmetics Co., Ltd., Class A	26,781	710,003
Unilever PLC	42,255	2,189,140
		4,319,739
Distribution/Wholesale — 1.7%
Copart, Inc.†	17,205	1,293,988
LKQ Corp.	22,791	1,293,617
		2,587,605
Diversified Financial Services — 2.3%
Charles Schwab Corp.	9,410	492,896
London Stock Exchange Group PLC	10,636	1,033,651
Visa, Inc., Class A	8,251	1,860,271
		3,386,818
Electric — 2.5%
American Electric Power Co., Inc.	13,819	1,257,391
Security Description	Shares or Principal Amount	Value

Electric (continued)
PG&E Corp.†	81,350	$ 1,315,430
RWE AG	26,708	1,148,141
		3,720,962
Electronics — 0.5%
Agilent Technologies, Inc.	4,984	689,487
Engineering & Construction — 1.0%
Larsen & Toubro, Ltd. GDR	29,005	768,961
Shanghai International Airport Co., Ltd., Class A†	85,700	697,184
		1,466,145
Gas — 1.0%
Atmos Energy Corp.	12,498	1,404,275
Hand/Machine Tools — 0.6%
Techtronic Industries Co., Ltd.	84,000	917,075
Healthcare-Products — 1.0%
Boston Scientific Corp.†	25,356	1,268,561
Danaher Corp.	881	222,047
		1,490,608
Healthcare-Services — 1.8%
Lonza Group AG	2,757	1,658,239
UnitedHealth Group, Inc.	2,164	1,022,685
		2,680,924
Home Builders — 0.6%
Lennar Corp., Class A	8,583	902,159
Home Furnishings — 0.9%
Sony Group Corp.	14,200	1,290,982
Insurance — 2.0%
Dai-ichi Life Holdings, Inc.	14,900	273,769
Ping An Insurance Group Co. of China, Ltd.	205,500	1,331,919
Prudential PLC	85,322	1,166,888
T&D Holdings, Inc.	15,100	187,579
		2,960,155
Internet — 7.1%
Airbnb, Inc., Class A†	5,484	682,210
Alphabet, Inc., Class C†	9,878	1,027,312
Amazon.com, Inc.†	25,536	2,637,613
Match Group, Inc.†	11,975	459,720
Meituan, Class B*†	58,500	1,062,572
Meta Platforms, Inc., Class A†	9,574	2,029,113
Tencent Holdings, Ltd.	29,200	1,426,810
Uber Technologies, Inc.†	41,033	1,300,746
		10,626,096
Machinery-Diversified — 1.5%
Keyence Corp.	2,830	1,387,454
Westinghouse Air Brake Technologies Corp.	8,713	880,536
		2,267,990
Metal Fabricate/Hardware — 0.4%
Tenaris SA	4,590	65,279
Vallourec SA†	40,071	505,488
		570,767
Mining — 1.5%
Anglo American PLC	31,646	1,047,404

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Rio Tinto PLC	16,030	$ 1,086,435
South32, Ltd.	23,974	71,105
		2,204,944
Miscellaneous Manufacturing — 0.8%
Siemens AG	7,136	1,155,095
Oil & Gas — 1.5%
Cenovus Energy, Inc.	19,555	341,181
ConocoPhillips	7,389	733,063
EOG Resources, Inc.	5,136	588,740
Reliance Industries, Ltd. GDR*	3,746	211,087
Reliance Industries, Ltd. GDR (LSE)*	7,358	414,829
		2,288,900
Oil & Gas Services — 0.9%
Schlumberger NV	25,665	1,260,152
Pharmaceuticals — 3.4%
Ascendis Pharma A/S ADR†	4,839	518,838
AstraZeneca PLC	7,429	1,031,146
Eli Lilly & Co.	3,865	1,327,318
Novartis AG	23,306	2,139,604
		5,016,906
Pipelines — 0.9%
Targa Resources Corp.	18,066	1,317,915
Private Equity — 0.3%
Ares Management Corp., Class A	5,595	466,847
REITS — 0.5%
Sun Communities, Inc.	5,279	743,706
Retail — 2.8%
China Tourism Group Duty Free Corp., Ltd., Class A	29,098	781,364
Chipotle Mexican Grill, Inc.†	561	958,351
Fast Retailing Co., Ltd.	4,401	962,240
Li Ning Co., Ltd.	97,500	768,512
Ross Stores, Inc.	6,370	676,048
		4,146,515
Semiconductors — 3.9%
Advanced Micro Devices, Inc.†	4,782	468,684
Micron Technology, Inc.	18,144	1,094,809
ON Semiconductor Corp.†	17,320	1,425,782
Taiwan Semiconductor Manufacturing Co., Ltd.	75,000	1,328,690
Tokyo Electron, Ltd.	12,300	1,503,944
		5,821,909
Software — 4.5%
Autodesk, Inc.†	4,992	1,039,135
Microsoft Corp.	10,237	2,951,327
Roper Technologies, Inc.	2,367	1,043,113
Salesforce, Inc.†	8,232	1,644,589
		6,678,164
Telecommunications — 1.5%
Motorola Solutions, Inc.	4,494	1,285,868
T-Mobile US, Inc.†	6,892	998,237
		2,284,105
Security Description		Shares or Principal Amount	Value

Transportation — 0.5%
Canadian Pacific Railway, Ltd.		10,366	$ 798,217
Total Common Stocks (cost $91,038,993)			94,453,181
CORPORATE BONDS & NOTES — 1.9%
Auto Manufacturers — 0.1%
Volkswagen Bank GmbH
1.88%, 01/31/2024	EUR	100,000	106,669
Banks — 0.5%
Bank of America Corp.
1.49%, 05/19/2024		$ 100,000	99,445
3.38%, 04/02/2026		130,000	124,639
Goldman Sachs Group, Inc.
4.48%, 08/23/2028		25,000	24,451
JPMorgan Chase & Co.
1.51%, 06/01/2024		70,000	69,557
4.85%, 07/25/2028		95,000	94,830
Morgan Stanley VRS
5.11%, 01/25/2024(1)		130,000	129,600
Toronto-Dominion Bank
4.29%, 09/13/2024		100,000	98,844
5.10%, 01/09/2026		55,000	55,343
			696,709
Biotechnology — 0.1%
Amgen, Inc.
5.15%, 03/02/2028		50,000	51,051
Gilead Sciences, Inc.
0.75%, 09/29/2023		86,000	84,135
			135,186
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.15%, 10/29/2023		180,000	174,516
Electric — 0.0%
E.ON SE
Zero Coupon, 12/18/2023	EUR	50,000	52,987
Food — 0.1%
Mondelez International, Inc.
0.25%, 03/17/2028	EUR	100,000	91,488
Healthcare-Products — 0.1%
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024*		115,000	115,681
Healthcare-Services — 0.0%
UnitedHealth Group, Inc.
1.25%, 01/15/2026		15,000	13,766
5.25%, 02/15/2028		40,000	41,593
			55,359
Insurance — 0.1%
Equitable Financial Life Global Funding
0.50%, 04/06/2023*		160,000	159,953
Principal Life Global Funding II
1.25%, 06/23/2025*		25,000	22,864
			182,817

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media — 0.1%
Comcast Corp.
Zero Coupon, 09/14/2026	EUR	100,000	$ 96,203
Discovery Communications LLC
3.90%, 11/15/2024		$ 120,000	116,617
			212,820
Multi-National — 0.1%
International Finance Corp.
2.88%, 12/18/2024	GBP	100,000	119,937
Pharmaceuticals — 0.2%
Cigna Group
5.69%, 03/15/2026		120,000	120,754
Eli Lilly & Co.
5.00%, 02/27/2026		150,000	151,355
			272,109
Pipelines — 0.1%
Enbridge, Inc.
5.97%, 03/08/2026		100,000	100,281
REITS — 0.0%
American Tower Corp.
1.30%, 09/15/2025		45,000	41,198
Semiconductors — 0.0%
Intel Corp.
4.88%, 02/10/2026		60,000	60,762
Telecommunications — 0.2%
AT&T, Inc.
1.65%, 02/01/2028		80,000	70,284
5.54%, 02/20/2026		75,000	75,233
Verizon Communications, Inc.
2.10%, 03/22/2028		105,000	93,536
			239,053
Transportation — 0.1%
Canadian Pacific Railway Co.
1.35%, 12/02/2024		145,000	136,616
Total Corporate Bonds & Notes (cost $2,900,343)			2,794,188
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.5%
U.S. Government — 13.5%
United States Treasury Bonds
1.38%, 11/15/2040		573,000	394,676
1.75%, 08/15/2041		1,454,000	1,052,787
1.88%, 02/15/2051		249,000	170,069
2.00%, 02/15/2050 to 08/15/2051		1,907,000	1,344,854
3.00%, 02/15/2048		803,500	700,865
3.50%, 02/15/2039		260,000	256,852
3.75%, 08/15/2041		248,000	247,603
4.50%, 02/15/2036		173,000	192,327
5.00%, 05/15/2037		271,000	316,022
United States Treasury Notes
0.25%, 03/15/2024 to 09/30/2025		3,583,000	3,386,639
0.38%, 01/31/2026		1,309,000	1,188,275
0.50%, 03/31/2025(2)		225,000	209,856
0.75%, 08/31/2026		841,000	760,054
1.25%, 08/15/2031		974,000	816,981
Security Description		Shares or Principal Amount	Value

U.S. Government (continued)
1.63%, 10/31/2026		$ 1,238,000	$ 1,150,034
2.25%, 08/15/2027		1,915,000	1,806,458
2.38%, 05/15/2029		141,000	131,554
2.50%, 05/15/2024		1,771,000	1,731,983
2.63%, 05/31/2027		495,000	474,620
2.75%, 07/31/2027 to 02/15/2028		819,000	788,615
2.88%, 05/15/2032		438,000	416,819
3.88%, 11/30/2027		1,159,000	1,171,043
4.13%, 11/15/2032		558,000	586,336
4.50%, 11/30/2024		784,000	787,063
Total U.S. Government & Agency Obligations (cost $21,558,828)			20,082,385
FOREIGN GOVERNMENT OBLIGATIONS — 17.7%
Sovereign — 17.7%
Commonwealth of Australia
0.25%, 11/21/2024	AUD	112,000	71,534
1.00%, 12/21/2030	AUD	93,000	52,749
1.75%, 11/21/2032 to 06/21/2051	AUD	276,000	119,916
2.75%, 05/21/2041	AUD	35,000	20,389
3.00%, 03/21/2047	AUD	134,000	78,285
3.25%, 04/21/2029	AUD	184,000	123,963
Federal Republic of Germany
Zero Coupon, 10/18/2024 to 08/15/2050	EUR	1,214,000	1,116,227
1.25%, 08/15/2048	EUR	52,000	44,979
1.30%, 10/15/2027	EUR	191,000	197,797
1.70%, 08/15/2032	EUR	333,000	343,847
1.75%, 02/15/2024	EUR	611,000	656,268
2.30%, 02/15/2033	EUR	538,500	583,262
2.50%, 07/04/2044	EUR	153,000	168,633
3.25%, 07/04/2042	EUR	29,000	35,279
4.75%, 07/04/2040	EUR	174,000	249,379
Government of Canada
0.25%, 04/01/2024	CAD	209,000	148,702
0.50%, 12/01/2030	CAD	142,000	88,081
1.50%, 06/01/2026	CAD	196,000	137,645
2.00%, 12/01/2051	CAD	50,000	29,588
2.25%, 06/01/2029	CAD	116,000	82,847
2.75%, 08/01/2024	CAD	183,000	133,167
3.50%, 12/01/2045	CAD	96,000	75,680
4.00%, 06/01/2041	CAD	15,000	12,472
Government of France
Zero Coupon, 02/25/2024 to 11/25/2031	EUR	2,103,000	1,989,654
0.50%, 06/25/2044*	EUR	175,000	112,904
0.75%, 02/25/2028 to 05/25/2028	EUR	619,000	610,539
1.00%, 05/25/2027	EUR	289,000	293,057
1.25%, 05/25/2036*	EUR	46,000	40,154
1.50%, 05/25/2050*	EUR	290,000	218,714
1.75%, 05/25/2066*	EUR	70,000	51,675
2.00%, 11/25/2032	EUR	112,000	113,160
2.00%, 05/25/2048*	EUR	100,000	86,058
4.00%, 04/25/2055*	EUR	45,000	55,728
4.50%, 04/25/2041	EUR	153,000	195,463
Government of Japan
0.10%, 12/20/2030	JPY	13,650,000	101,347
0.20%, 06/20/2036	JPY	58,700,000	415,973
0.30%, 12/20/2024	JPY	17,100,000	129,643

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
0.40%, 12/20/2049 to 03/20/2056	JPY	133,350,000	$ 788,238
0.60%, 06/20/2024 to 09/20/2037	JPY	119,400,000	901,950
0.80%, 09/20/2023 to 09/20/2047	JPY	96,400,000	670,831
0.90%, 06/20/2042	JPY	44,000,000	324,999
1.70%, 06/20/2033	JPY	26,150,000	221,523
2.30%, 03/20/2039 to 03/20/2040	JPY	154,800,000	1,417,948
Government of Malaysia
2.63%, 04/15/2031	MYR	122,000	25,181
3.58%, 07/15/2032	MYR	166,000	36,651
3.84%, 04/15/2033	MYR	70,000	15,651
4.13%, 04/15/2032	MYR	355,000	81,595
4.76%, 04/07/2037	MYR	173,000	41,428
Government of New Zealand
2.00%, 05/15/2032	NZD	102,000	53,191
2.75%, 05/15/2051	NZD	281,000	130,178
4.25%, 05/15/2034	NZD	164,000	102,703
Kingdom of Belgium
Zero Coupon, 10/22/2027 to 10/22/2031*	EUR	273,000	257,306
0.35%, 06/22/2032*	EUR	210,000	181,019
0.50%, 10/22/2024*	EUR	217,000	227,128
1.40%, 06/22/2053*	EUR	138,000	95,144
4.25%, 03/28/2041*	EUR	124,000	151,606
Kingdom of Denmark
0.50%, 11/15/2029	DKK	570,000	72,779
4.50%, 11/15/2039	DKK	327,000	59,282
Kingdom of Norway
1.25%, 09/17/2031*	NOK	377,000	31,393
Kingdom of Spain
Zero Coupon, 05/31/2024 to 01/31/2028	EUR	1,350,000	1,345,111
0.50%, 10/31/2031*	EUR	36,000	31,286
0.85%, 07/30/2037*	EUR	90,000	67,865
1.00%, 07/30/2042*	EUR	195,000	133,476
1.85%, 07/30/2035*	EUR	114,000	103,832
1.90%, 10/31/2052*	EUR	118,000	84,597
2.55%, 10/31/2032*	EUR	417,000	425,781
3.45%, 07/30/2043 to 07/30/2066*	EUR	96,000	97,106
4.65%, 07/30/2025*	EUR	24,000	27,058
4.70%, 07/30/2041*	EUR	20,000	24,526
Kingdom of Sweden
0.13%, 05/12/2031	SEK	750,000	60,894
Kingdom of the Netherlands
Zero Coupon, 01/15/2024 to 01/15/2052*	EUR	757,000	639,162
Republic of Austria
Zero Coupon, 10/20/2028 to 10/20/2040*	EUR	165,000	137,011
0.75%, 10/20/2026*	EUR	159,000	161,244
0.85%, 06/30/2120*	EUR	17,000	7,771
1.50%, 02/20/2047*	EUR	31,000	24,973
1.85%, 05/23/2049*	EUR	70,000	59,561
2.10%, 09/20/2117*	EUR	4,000	3,189
2.40%, 05/23/2034*	EUR	83,000	84,883
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
Republic of Finland
0.13%, 09/15/2031 to 04/15/2052*	EUR	117,000	$ 88,685
0.88%, 09/15/2025*	EUR	48,000	49,690
1.13%, 04/15/2034*	EUR	33,000	29,571
Republic of Ireland
Zero Coupon, 10/18/2031	EUR	67,000	57,529
1.00%, 05/15/2026	EUR	30,000	30,926
1.10%, 05/15/2029	EUR	77,000	76,282
1.50%, 05/15/2050	EUR	59,000	44,388
1.70%, 05/15/2037	EUR	25,000	22,885
Republic of Italy
Zero Coupon, 01/15/2024 to 04/01/2026	EUR	1,779,000	1,777,806
0.25%, 03/15/2028	EUR	193,000	178,164
0.60%, 08/01/2031*	EUR	71,000	59,143
0.95%, 12/01/2031*	EUR	538,000	457,317
1.35%, 04/01/2030	EUR	68,000	62,777
1.50%, 04/30/2045*	EUR	248,000	162,520
1.65%, 12/01/2030*	EUR	44,000	40,821
1.70%, 09/01/2051*	EUR	33,000	21,007
1.80%, 03/01/2041*	EUR	41,000	30,609
1.85%, 07/01/2025*	EUR	271,000	284,992
2.15%, 03/01/2072*	EUR	40,000	25,203
2.80%, 03/01/2067*	EUR	34,000	25,774
3.00%, 08/01/2029	EUR	107,000	111,619
3.10%, 03/01/2040*	EUR	91,000	84,109
3.40%, 04/01/2028	EUR	182,000	195,591
4.00%, 04/30/2035*	EUR	350,000	370,709
Republic of Poland
1.25%, 10/25/2030	PLN	199,000	33,083
2.50%, 07/25/2027	PLN	630,000	126,949
Republic of Singapore
1.88%, 10/01/2051	SGD	43,000	28,213
2.63%, 08/01/2032	SGD	33,000	24,124
2.75%, 04/01/2042	SGD	29,000	21,808
3.38%, 09/01/2033	SGD	41,000	31,948
3.50%, 03/01/2027	SGD	74,000	56,573
State of Israel
1.30%, 04/30/2032	ILS	122,000	28,029
1.50%, 11/30/2023 to 05/31/2037	ILS	729,000	187,018
2.80%, 11/29/2052	ILS	50,000	10,935
United Kingdom Gilt Treasury
0.13%, 01/31/2024	GBP	218,000	260,722
0.25%, 07/31/2031	GBP	894,000	850,605
0.50%, 10/22/2061	GBP	118,000	52,098
0.88%, 10/22/2029 to 07/31/2033	GBP	478,000	484,896
1.00%, 04/22/2024	GBP	96,000	114,742
1.13%, 01/31/2039	GBP	464,000	390,005
1.25%, 07/31/2051	GBP	344,000	236,219
2.50%, 07/22/2065	GBP	69,000	63,945
3.50%, 01/22/2045	GBP	45,000	52,300
4.25%, 12/07/2040 to 12/07/2046	GBP	291,000	378,154
United Mexican States
5.75%, 03/05/2026	MXN	1,519,400	76,038
7.50%, 05/26/2033	MXN	314,500	15,909
7.75%, 05/29/2031	MXN	1,702,700	88,622
8.00%, 11/07/2047 to 07/31/2053	MXN	731,000	35,964

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
8.50%, 11/18/2038	MXN	1,183,600	$ 62,689
10.00%, 11/20/2036	MXN	543,800	32,935
Total Foreign Government Obligations (cost $31,851,417)			26,424,448
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
iShares MSCI ACWI ETF		2,238	204,016
iShares MSCI Japan ETF		2,182	128,062
Total Unaffiliated Investment Companies (cost $299,079)			332,078
RIGHTS — 0.0%
Commercial Services — 0.0%
Localiza Rent a Car SA Expires 05/10/2023, Strike Price BRL 41.15† (cost $0)	BRL	366	948
Total Long-Term Investment Securities (cost $147,648,660)			144,087,228
SHORT-TERM INVESTMENTS — 1.3%
Commercial Paper — 0.5%
CDP Financial, Inc. 5.10%, 06/16/2023		$ 250,000	247,274
Telus Corp. 4.85%, 04/11/2023		300,000	299,528
Walt Disney Co. 4.85%, 06/02/2023		250,000	247,800
			794,602
Sovereign — 0.8%
Government of Japan
Zero Coupon, 04/17/2023	JPY	97,100,000	731,357
Zero Coupon, 06/26/2023	JPY	49,250,000	371,118
			1,102,475
Total Short-Term Investments (cost $1,927,579)			1,897,077
REPURCHASE AGREEMENTS — 2.4%
Bank of America Securities LLC Joint Repurchase Agreement(3)		790,000	790,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)		765,000	765,000
BNP Paribas SA Joint Repurchase Agreement(3)		765,000	765,000
Security Description	Shares or Principal Amount	Value

Deutsche Bank AG Joint Repurchase Agreement(3)	$ 675,000	$ 675,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	675,000	675,000
Total Repurchase Agreements (cost $3,670,000)		3,670,000
TOTAL INVESTMENTS (cost $153,246,239)	100.5%	149,654,305
Other assets less liabilities	(0.5)	(756,775)
NET ASSETS	100.0%	$148,897,530
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Strategic Multi-Asset Portfolio has no right to demand registration of these securities. At March 31, 2023, the aggregate value of these securities was $7,339,286 representing 4.9% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
DAC—Designated Activity Company
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
LSE—London Stock Exchange
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
ILS—Israeli New Sheqel
JPY—Japanese Yen
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	Australian 10 Year Bonds	June 2023	$ 80,981	$ 82,143	$ 1,162
2	Long	Euro-BOBL	June 2023	249,645	255,681	6,036
26	Long	U.S. Treasury 10 Year Notes	June 2023	2,938,224	2,987,969	49,745
6	Long	U.S. Treasury 5 Year Notes	June 2023	652,434	657,047	4,613
						$61,556
						Unrealized (Depreciation)
2	Long	U.S. Treasury 2 Year Notes	June 2023	$ 413,056	$ 412,906	$ (150)
10	Short	Euro-BUND	June 2023	1,462,686	1,473,185	(10,499)
7	Short	Long Gilt	June 2023	872,641	892,447	(19,806)
6	Short	Mini-10 Year JGB	June 2023	658,770	667,988	(9,218)
2	Short	U.S. Treasury Ultra 10 Year Notes	June 2023	234,512	242,282	(7,770)
						$(47,443)
Net Unrealized Appreciation (Depreciation)						$14,113
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	70,000	USD	51,209	04/04/2023	$ —	$ (586)
	CNH	495,000	USD	71,892	04/04/2023	—	(129)
	CNH	495,000	USD	72,030	05/04/2023	—	(160)
	CNH	344,000	USD	51,846	01/24/2024	783	—
	EUR	194,000	USD	206,039	04/04/2023	—	(4,354)
	EUR	48,000	USD	52,476	05/03/2023	335	—
	HUF	9,100,000	USD	24,912	04/04/2023	—	(1,062)
	IDR	388,000,000	USD	25,282	04/04/2023	—	(594)
	IDR	8,000,000	USD	531	05/03/2023	—	(4)
	JPY	97,100,000	USD	760,397	04/17/2023	27,721	—
	KRW	713,074,000	USD	546,809	04/04/2023	—	(930)
	KRW	10,944,000	USD	8,417	05/03/2023	25	—
	MXN	490,000	USD	26,162	04/04/2023	—	(1,030)
	NZD	175,000	USD	107,027	04/04/2023	—	(2,401)
	TWD	1,590,000	USD	52,536	05/03/2023	365	—
	USD	54,560	CAD	75,000	04/04/2023	935	—
	USD	59,815	CHF	55,000	04/04/2023	298	—
	USD	71,855	CNH	495,000	04/04/2023	165	—
	USD	51,095	CNH	344,000	04/28/2023	—	(950)
	USD	25,335	EUR	24,000	04/04/2023	693	—
	USD	25,903	IDR	388,000,000	04/04/2023	—	(27)
	USD	105,899	JPY	14,000,000	04/04/2023	—	(457)
	USD	545,945	KRW	713,074,000	04/04/2023	1,794	—
	USD	254,290	KRW	330,690,000	05/03/2023	—	(731)
	ZAR	480,000	USD	26,180	04/04/2023	—	(779)
						33,114	(14,194)
Barclays Bank PLC	AUD	948,000	USD	639,607	04/04/2023	5,916	—
	CHF	95,000	USD	103,288	04/04/2023	—	(543)
	DKK	975,000	USD	140,002	04/04/2023	—	(1,933)
	DKK	975,000	USD	142,561	05/03/2023	357	—
	EUR	164,000	USD	174,347	04/04/2023	—	(3,511)
	GBP	55,000	USD	66,199	04/04/2023	—	(1,649)
	HUF	27,800,000	USD	76,915	04/04/2023	—	(2,435)
	JPY	2,100,000	USD	15,877	04/04/2023	60	—
	NZD	85,000	USD	53,100	04/04/2023	—	(51)
	SEK	1,498,000	USD	143,991	05/03/2023	—	(576)
	USD	214,261	AUD	318,000	04/04/2023	—	(1,694)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	5,503	CHF	5,000	04/04/2023	$ —	$ (38)
	USD	142,294	DKK	975,000	04/04/2023	—	(359)
	USD	114,874	EUR	107,000	04/04/2023	1,167	—
	USD	53,015	GBP	44,000	04/04/2023	1,263	—
	USD	102,064	JPY	13,800,000	04/04/2023	1,871	—
	USD	143,748	SEK	1,498,000	04/04/2023	582	—
	ZAR	1,640,000	USD	89,995	04/04/2023	—	(2,114)
						11,216	(14,903)
BNP Paribas SA	CAD	240,000	USD	174,961	04/04/2023	—	(2,622)
	CHF	50,000	USD	53,302	04/04/2023	—	(1,346)
	CHF	36,000	USD	39,402	05/03/2023	—	(67)
	CNH	174,000	USD	25,272	04/04/2023	—	(44)
	CNH	174,000	USD	25,320	05/04/2023	—	(56)
	EUR	47,000	USD	50,908	04/04/2023	—	(63)
	EUR	284,000	USD	309,045	05/03/2023	547	—
	GBP	2,458,000	USD	2,959,953	04/04/2023	—	(72,234)
	GBP	91,000	USD	112,588	05/03/2023	263	—
	JPY	567,939,000	USD	4,214,104	04/04/2023	—	(63,350)
	JPY	46,488,000	USD	353,578	05/02/2023	2,036	—
	MYR	886,000	USD	198,537	04/04/2023	—	(2,256)
	SEK	838,000	USD	80,725	04/04/2023	—	(15)
	USD	39,280	CHF	36,000	04/04/2023	66	—
	USD	25,259	CNH	174,000	04/04/2023	58	—
	USD	101,590	EUR	96,000	04/04/2023	2,522	—
	USD	752,051	JPY	101,584,000	04/04/2023	13,033	—
	USD	161,834	SEK	1,680,000	04/04/2023	31	—
						18,556	(142,053)
Citibank, N.A.	CHF	285,000	USD	310,621	04/04/2023	—	(871)
	EUR	49,000	USD	52,523	04/04/2023	—	(617)
	JPY	46,161,000	USD	342,746	04/04/2023	—	(4,917)
	MXN	282,000	USD	15,378	04/04/2023	—	(271)
	SEK	1,100,000	USD	102,466	04/04/2023	—	(3,518)
	USD	335,450	CHF	310,000	04/04/2023	3,366	—
	USD	51,225	JPY	7,000,000	04/04/2023	1,496	—
	USD	51,412	NOK	530,000	04/04/2023	—	(790)
	USD	51,784	SEK	540,000	04/04/2023	244	—
						5,106	(10,984)
Commonwealth Bank of Australia Sydney	JPY	16,269,000	USD	122,838	04/04/2023	307	—
Deutsche Bank AG	JPY	13,900,000	USD	101,839	04/04/2023	—	(2,849)
Goldman Sachs International	AUD	75,000	USD	49,578	04/04/2023	—	(556)
	AUD	15,000	USD	10,030	05/03/2023	—	(7)
	BRL	15,000	USD	2,895	04/04/2023	—	(64)
	CAD	35,000	USD	25,692	04/04/2023	—	(205)
	CAD	70,000	USD	51,611	05/03/2023	—	(206)
	CHF	310,000	USD	334,491	04/04/2023	—	(4,325)
	CNH	516,000	USD	74,879	04/04/2023	—	(197)
	EUR	133,000	USD	142,151	04/04/2023	—	(2,088)
	EUR	10,000	USD	10,916	05/03/2023	54	—
	GBP	186,000	USD	223,563	04/04/2023	—	(5,887)
	IDR	380,000,000	USD	25,372	04/04/2023	30	—
	JPY	162,200,000	USD	1,208,456	04/04/2023	—	(13,159)
	KRW	340,170,000	USD	259,796	04/04/2023	—	(1,502)
	KRW	101,730,000	USD	78,481	05/03/2023	479	—
	MXN	390,000	USD	21,005	04/04/2023	—	(638)
	NOK	660,000	USD	63,520	04/04/2023	481	—
	NZD	1,035,000	USD	638,102	04/04/2023	—	(9,084)
	SEK	3,100,000	USD	293,573	04/04/2023	—	(5,107)
	USD	50,721	AUD	75,000	04/04/2023	—	(587)
	USD	2,873	BRL	15,000	04/04/2023	87	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	2,883	BRL	15,000	05/03/2023	$ 62	$ —
	USD	153,091	CAD	210,000	04/04/2023	2,294	—
	USD	11,085	CAD	15,000	05/03/2023	18	—
	USD	303,720	CHF	280,000	04/04/2023	2,308	—
	USD	74,916	CNH	516,000	04/04/2023	159	—
	USD	49,764	CNH	342,000	05/04/2023	113	—
	USD	573,373	EUR	539,000	04/04/2023	11,172	—
	USD	52,242	EUR	48,000	05/03/2023	—	(101)
	USD	234,285	GBP	194,000	04/04/2023	5,033	—
	USD	24,902	IDR	380,000,000	04/04/2023	441	—
	USD	978,560	JPY	130,100,000	04/04/2023	1,293	—
	USD	37,105	JPY	4,900,000	05/02/2023	—	(51)
	USD	261,221	KRW	340,170,000	04/04/2023	77	—
	USD	45,643	MXN	850,000	04/04/2023	1,527	—
	USD	117,300	NOK	1,250,000	04/04/2023	2,091	—
	USD	51,758	NOK	540,000	05/03/2023	—	(111)
	USD	933,995	NZD	1,512,000	04/04/2023	11,458	—
	USD	124,922	SEK	1,310,000	04/04/2023	1,295	—
	USD	663	TWD	20,000	05/03/2023	—	(7)
	USD	25,131	ZAR	470,000	04/04/2023	1,266	—
	ZAR	1,420,000	USD	77,880	04/04/2023	—	(1,873)
	ZAR	470,000	USD	26,417	05/03/2023	88	—
						41,826	(45,755)
HSBC Bank PLC	EUR	44,000	USD	47,700	04/04/2023	—	(18)
	EUR	14,770,000	USD	16,038,773	05/03/2023	—	(5,324)
	GBP	42,000	USD	52,005	05/03/2023	163	—
	ILS	894,000	USD	245,814	04/04/2023	—	(2,789)
	ILS	894,000	USD	249,491	05/03/2023	712	—
	JPY	14,000,000	USD	105,560	04/04/2023	119	—
	MYR	886,000	USD	201,405	05/03/2023	—	(80)
	NZD	85,000	USD	52,087	04/04/2023	—	(1,063)
	USD	53,653	AUD	80,000	04/04/2023	—	(177)
	USD	16,065,177	EUR	14,820,000	04/04/2023	7,112	—
	USD	47,780	EUR	44,000	05/03/2023	16	—
	USD	50,896	GBP	42,000	04/04/2023	916	—
	USD	249,296	ILS	894,000	04/04/2023	—	(693)
	USD	136,314	JPY	17,938,000	04/04/2023	—	(1,213)
	USD	200,998	MYR	886,000	04/04/2023	—	(205)
						9,038	(11,562)
JPMorgan Chase Bank, N.A.	AUD	45,000	USD	29,878	04/04/2023	—	(203)
	CAD	70,000	USD	51,418	04/04/2023	—	(377)
	CAD	85,000	USD	62,867	05/03/2023	—	(54)
	CHF	55,000	USD	60,483	04/04/2023	370	—
	CNH	592,000	USD	85,934	04/04/2023	—	(199)
	EUR	555,000	USD	591,143	04/04/2023	—	(10,754)
	GBP	36,000	USD	43,358	04/04/2023	—	(1,052)
	JPY	23,700,000	USD	176,424	04/04/2023	—	(2,073)
	NZD	255,000	USD	157,516	04/04/2023	—	(1,936)
	NZD	170,000	USD	106,319	05/03/2023	14	—
	SEK	1,380,000	USD	130,561	04/04/2023	—	(2,400)
	USD	9,946	AUD	15,000	04/04/2023	81	—
	USD	63,620	AUD	95,000	05/03/2023	—	(51)
	USD	51,413	CAD	70,000	04/04/2023	382	—
	USD	179,657	CHF	165,000	04/04/2023	681	—
	USD	86,032	CNH	592,000	04/04/2023	101	—
	USD	86,144	CNH	592,000	05/04/2023	193	—
	USD	511,512	EUR	480,000	04/04/2023	9,048	—
	USD	52,271	EUR	48,000	05/03/2023	—	(130)
	USD	25,326	GBP	21,000	04/04/2023	580	—
	USD	423,620	JPY	56,600,000	04/04/2023	2,665	—
	USD	51,989	JPY	6,900,000	05/02/2023	189	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	9,575	NOK	100,000	04/04/2023	$ —	$ (24)
	USD	12,433	NZD	20,000	04/04/2023	73	—
	USD	53,171	NZD	85,000	05/03/2023	—	(18)
	USD	131,103	SEK	1,390,000	04/04/2023	2,821	—
	USD	10,537	SGD	14,000	05/03/2023	—	(7)
						17,198	(19,278)
Morgan Stanley & Co. International PLC	CAD	921,000	USD	679,340	05/03/2023	—	(2,424)
	CHF	385,000	USD	421,159	04/04/2023	371	—
	EUR	507,000	USD	543,447	04/04/2023	—	(6,395)
	EUR	50,000	USD	54,249	05/03/2023	—	(64)
	HUF	36,900,000	USD	104,335	05/03/2023	18	—
	JPY	136,184,000	USD	1,029,483	04/04/2023	3,808	—
	JPY	621,431,000	USD	4,696,912	05/02/2023	—	(2,343)
	JPY	49,250,000	USD	374,850	06/26/2023	—	(604)
	NZD	170,000	USD	104,913	04/04/2023	—	(1,388)
	PLN	667,000	USD	151,436	04/04/2023	—	(3,087)
	PLN	617,000	USD	143,038	05/02/2023	344	—
	SGD	263,000	USD	196,032	04/04/2023	—	(1,593)
	SGD	263,000	USD	197,959	05/03/2023	153	—
	USD	182,816	AUD	275,000	04/04/2023	1,008	—
	USD	679,047	CAD	921,000	04/04/2023	2,426	—
	USD	267,237	CHF	245,000	04/04/2023	537	—
	USD	313,329	EUR	294,000	04/04/2023	5,514	—
	USD	105,347	HUF	36,900,000	04/04/2023	—	(23)
	USD	4,730,653	JPY	628,331,000	04/04/2023	1,646	—
	USD	610,684	JPY	80,784,000	05/02/2023	204	—
	USD	266,286	NZD	428,000	04/04/2023	1,342	—
	USD	154,613	PLN	667,000	04/04/2023	—	(89)
	USD	11,591	PLN	50,000	05/02/2023	—	(28)
	USD	197,789	SGD	263,000	04/04/2023	—	(163)
	USD	168,941	ZAR	3,070,000	04/04/2023	3,482	—
	ZAR	3,070,000	USD	168,520	05/03/2023	—	(3,459)
						20,853	(21,660)
Royal Bank of Canada	CNH	176,000	USD	25,486	04/04/2023	—	(121)
	CNH	176,000	USD	25,611	05/04/2023	—	(57)
	USD	25,549	CNH	176,000	04/04/2023	58	—
						58	(178)
Societe Generale	CNH	174,000	USD	25,258	04/04/2023	—	(58)
	USD	25,262	CNH	174,000	04/04/2023	55	—
	USD	25,321	CNH	174,000	05/04/2023	55	—
						110	(58)
Standard Chartered Bank	EUR	48,000	USD	51,987	04/04/2023	—	(69)
State Street Bank & Trust Company	CAD	58,000	USD	42,930	05/03/2023	—	(5)
	CHF	200,000	USD	212,825	04/04/2023	—	(5,766)
	EUR	299,000	USD	317,313	04/04/2023	—	(6,953)
	USD	20,088	AUD	30,000	04/04/2023	—	(35)
	USD	65,129	EUR	61,000	04/04/2023	1,026	—
	USD	4,878	GBP	4,000	04/04/2023	56	—
	USD	19,568	JPY	2,600,000	04/04/2023	14	—
	USD	25,493	MXN	480,000	04/04/2023	1,144	—
	USD	6,196	NZD	10,000	04/04/2023	57	—
						2,297	(12,759)
Toronto Dominion Bank	AUD	173,000	USD	115,858	04/04/2023	216	—
	AUD	673,000	USD	451,176	05/03/2023	843	—
	EUR	14,409,000	USD	15,388,380	04/04/2023	—	(238,179)
	GBP	2,450,000	USD	3,026,352	05/03/2023	2,208	—
	NZD	638,000	USD	399,286	04/04/2023	344	—
	USD	450,708	AUD	673,000	04/04/2023	—	(841)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	115,978	AUD	173,000	05/03/2023	$ —	$ (217)
	USD	81,166	EUR	76,000	04/04/2023	1,256	—
	USD	2,999,835	GBP	2,430,000	04/04/2023	—	(2,189)
	USD	23,535	JPY	3,123,000	05/02/2023	81	—
						4,948	(241,426)
UBS AG	AUD	305,000	USD	204,124	04/04/2023	246	—
	CAD	957,000	USD	703,879	04/04/2023	—	(4,232)
	CHF	301,000	USD	322,628	04/04/2023	—	(6,352)
	CNH	276,000	USD	39,984	04/04/2023	—	(173)
	CNH	276,000	USD	40,155	05/04/2023	—	(96)
	EUR	96,000	USD	101,888	04/04/2023	—	(2,224)
	EUR	48,000	USD	52,119	05/03/2023	—	(22)
	ILS	9,000	USD	2,516	05/03/2023	12	—
	MXN	7,303,000	USD	396,211	04/04/2023	—	(9,061)
	MXN	7,135,000	USD	391,912	05/03/2023	—	(1,804)
	NOK	1,653,000	USD	159,080	04/04/2023	1,197	—
	NOK	433,000	USD	41,538	05/03/2023	125	—
	NZD	250,000	USD	153,718	04/04/2023	—	(2,607)
	NZD	643,000	USD	401,884	05/03/2023	—	(201)
	USD	53,614	AUD	80,000	04/04/2023	—	(138)
	USD	70,678	CAD	96,000	04/04/2023	356	—
	USD	631,659	CHF	585,000	04/04/2023	7,720	—
	USD	40,057	CNH	276,000	04/04/2023	100	—
	USD	52,032	EUR	48,000	04/04/2023	24	—
	USD	77,048	JPY	10,500,000	04/04/2023	2,033	—
	USD	394,155	MXN	7,135,000	04/04/2023	1,794	—
	USD	41,483	NOK	433,000	04/04/2023	—	(126)
	USD	99,768	NOK	1,040,000	05/03/2023	—	(300)
	USD	451,492	NZD	723,000	04/04/2023	600	—
						14,207	(27,336)
Unrealized Appreciation (Depreciation)						$178,834	$(565,064)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$1,267,935	$3,330,385	$—	$4,598,320
Apparel	—	494,249	—	494,249
Auto Manufacturers	—	1,876,123	—	1,876,123
Banks	627,780	4,708,871	—	5,336,651
Chemicals	335,981	1,769,573	—	2,105,554
Commercial Services	2,033,913	543,632	—	2,577,545
Cosmetics/Personal Care	1,420,596	2,899,143	—	4,319,739
Diversified Financial Services	2,353,167	1,033,651	—	3,386,818
Electric	2,572,821	1,148,141	—	3,720,962
Engineering & Construction	—	1,466,145	—	1,466,145
Hand/Machine Tools	—	917,075	—	917,075

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2023— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Healthcare-Services	$1,022,685	$1,658,239	$—	$2,680,924
Home Furnishings	—	1,290,982	—	1,290,982
Insurance	—	2,960,155	—	2,960,155
Internet	8,136,714	2,489,382	—	10,626,096
Machinery-Diversified	880,536	1,387,454	—	2,267,990
Metal Fabricate/Hardware	—	570,767	—	570,767
Mining	—	2,204,944	—	2,204,944
Miscellaneous Manufacturing	—	1,155,095	—	1,155,095
Oil & Gas	1,874,071	414,829	—	2,288,900
Pharmaceuticals	1,846,156	3,170,750	—	5,016,906
Retail	1,634,399	2,512,116	—	4,146,515
Semiconductors	2,989,275	2,832,634	—	5,821,909
Other Industries	22,622,817	—	—	22,622,817
Corporate Bonds & Notes	—	2,794,188	—	2,794,188
U.S. Government & Agency Obligations	—	20,082,385	—	20,082,385
Foreign Government Obligations	—	26,424,448	—	26,424,448
Unaffiliated Investment Companies	332,078	—	—	332,078
Rights	948	—	—	948
Short-Term Investments	—	1,897,077	—	1,897,077
Repurchase Agreements	—	3,670,000	—	3,670,000
Total Investments at Value	$51,951,872	$97,702,433	$—	$149,654,305
Other Financial Instruments:†
Futures Contracts	$61,556	$—	$—	$61,556
Forward Foreign Currency Contracts	—	178,834	—	178,834
Total Other Financial Instruments	$61,556	$178,834	$—	$240,390
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$47,443	$—	$—	$47,443
Forward Foreign Currency Contracts	—	565,064	—	565,064
Total Other Financial Instruments	$47,443	$565,064	$—	$612,507
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2023 — (unaudited)

Note 1.    Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of March 31, 2023 is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2023 — (unaudited) — (continued)

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.
Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2.    Derivative Instruments
Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.
Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2023 — (unaudited) — (continued)

liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.
Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
The following table represents the Portfolio’s objectives for using derivative instruments for the period ended March 31, 2023:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Exchange Contracts
SA Wellington Government and Quality Bond	1	-
SA Wellington Strategic Multi-Asset	1, 2	2

(1)  To manage interest rate risk and the duration of the portfolio.
(2)  To manage foreign currency exchange rate risk.

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2023 — (unaudited) — (continued)

Note 3.    Repurchase Agreements
As of March 31, 2023, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	28.04%	$7,110,000
SA Wellington Government and Quality Bond Portfolio	51.18	12,980,000
SA Wellington Strategic Multi-Asset Portfolio	3.12	790,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Bank of America Securities LLC, dated March 31, 2023, bearing interest at a rate of 4.76% per annum, with a principal amount of $25,360,000, a repurchase price of $25,370,059, and a maturity date of April 3, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.38%	11/30/2025	$28,387,000	$25,867,849
As of March 31, 2023, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	27.98%	$6,995,000
SA Wellington Government and Quality Bond Portfolio	51.12	12,780,000
SA Wellington Strategic Multi-Asset Portfolio	3.06	765,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Barclays Capital, Inc., dated March 31, 2023, bearing interest at a rate of 4.75% per annum, with a principal amount of $25,000,000, a repurchase price of $25,009,896, and a maturity date of April 3, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.00%	08/15/2051	$36,560,000	$25,498,041
As of March 31, 2023, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	27.98%	$6,995,000
SA Wellington Government and Quality Bond Portfolio	51.12	12,780,000
SA Wellington Strategic Multi-Asset Portfolio	3.06	765,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
BNP Paribas SA, dated March 31, 2023, bearing interest at a rate of 4.78% per annum, with a principal amount of $25,000,000, a repurchase price of $25,009,958, and a maturity date of April 3, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	04/30/2025	$25,823,900	$25,485,912
As of March 31, 2023, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	27.98%	$6,155,000
SA Wellington Government and Quality Bond Portfolio	51.14	11,250,000
SA Wellington Strategic Multi-Asset Portfolio	3.07	675,000

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2023 — (unaudited) — (continued)

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Deutsche Bank AG, dated March 31, 2023, bearing interest at a rate of 4.75% per annum, with a principal amount of $22,000,000, a repurchase price of $22,008,708, and a maturity date of April 3, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.13%	08/31/2027	$23,019,000	$22,502,394
As of March 31, 2023, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	27.98%	$6,155,000
SA Wellington Government and Quality Bond Portfolio	51.14	11,250,000
SA Wellington Strategic Multi-Asset Portfolio	3.07	675,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
RBS Securities, Inc., dated March 31, 2023, bearing interest at a rate of 4.76% per annum, with a principal amount of $22,000,000, a repurchase price of $22,008,727, and a maturity date of April 3, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	4.59%	03/21/2024	$23,480,000	$22,460,968
ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.